Net Loss Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Net Loss Per Share [Abstract]
NET LOSS PER SHARE

Note 8  NET LOSS PER SHARE

The Business Combination was accounted for as a reverse recapitalization by which FOXO Technologies Operating Company issued equity for the net assets of Delwinds accompanied by a recapitalization. Earnings per share has been recast for all historical periods to reflect the Company’s capital structure for all comparative periods.

The Company excluded the effect of the 3,987,000 Management Contingent Shares outstanding and not vested as of June 30, 2023 from the computation of basic net loss per share for the three and six months ended June 30, 2023, as the conditions to trigger the vesting of the Management Contingent Shares had not been satisfied as of June 30, 2023. Shares issued to the Company’s former CEO pursuant to the Management Contingent Share Plan which are under review to determine if such shares should be forfeited in accordance with such plan are included in net loss per share. See Note 12 for additional information.

The Company excluded the effect of the Public Warrants, the Private Placement Warrants, the Assumed Options, and Assumed Warrants from the computation of diluted net loss per share for the three and six months ended June 30, 2023 as their inclusion would have been anti-dilutive because the Company was in a loss position for such periods. The Assumed Options, the Assumed Warrants, and Bridge Debentures were excluded from the three and six months ended June 30, 2022 as their inclusion would have been anti-dilutive because the Company was in a loss position for such periods.

The following table sets forth the calculation of basic and diluted earnings per share for the periods indicated based on the weighted average number of shares outstanding during the respective periods:

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Net loss - basic and diluted	$(11,293)	$(23,539)	$(18,932)	$(35,906)
Deemed dividend related to the Exchange Offer	(2,466)	-	(2,466)	-
Net loss to common stockholders - basic and diluted	$(13,759)	$(23,539)	$(21,398)	$(35,906)
Basic and diluted weighted average number of Class A Common Stock	28,272	6,122	25,740	5,975
Basic and diluted net loss per share available to Class A Common Stock	$(0.49)	$(3.84)	$(0.83)	$(6.01)

The following Class A common stock equivalents have been excluded from the computation of diluted net loss per common share as the effect would be antidilutive and reduce the net loss per common stock (shares in actuals):

	As of June 30,
	2023	2022
Series A preferred stock	-	4,646,698
2021 Bridge Debentures	-	6,759,642
2022 Bridge Debentures	-	7,810,509
Public and private warrants	10,378,750	-
Assumed warrants	258,652	1,905,853
Assumed options	2,239,881	2,965,500
Total antidilutive shares	12,877,283	24,088,202

Note 10 NET LOSS PER SHARE

The Business Combination was accounted for as a reverse recapitalization by which FOXO Technologies Operating Company issued equity for the net assets of Delwinds accompanied by a recapitalization. Earnings per share has been recast for all historical periods to reflect the Company’s capital structure for all comparative periods.

The Company excluded the effect of the 4,348,000 Management Contingent Shares outstanding and not vested as of December 31, 2022 from the computation of basic net loss per share for the year ended December 31, 2022, as the conditions to trigger the vesting of the Management Contingent Shares had not been satisfied as of December 31, 2022. Shares under the Management Contingent Share Plan that are under review to the former CEO are included in net loss per share. See Note 15 for additional information.

The Company excluded the effect of the Public Warrants, the Private Placement Warrants, the Assumed Options, and Assumed Warrants from the computation of diluted net loss per share for the year ended December 31, 2022 as their inclusion would have been anti-dilutive because the Company was in a loss position for such periods. The Assumed Options, the Assumed Warrants, and the 2021 Bridge Debentures were excluded from the year ended December 31, 2022 as their inclusion would have been anti-dilutive. For the year ended December 31, 2022, the 2021 Bridge Debentures and 2022 Bridge Debentures were included in basic and diluted net loss per share from the date of closing as the Bridge Debentures were converted into FOXO Class A Common Stock and subsequently exchanged for the Company’s Class A Common Stock upon completion of the Business Combination.

The following table sets forth the calculation of basic and diluted earnings per share for the periods indicated based on the weighted average number of shares outstanding during the respective periods:

	2022	2021
Net loss available to common shares	$(95,255)	$(38,488)
Basic and diluted weighted average number of Class A Common Stock	11,339	5,820
Basic and diluted net loss available to Class A Common Stock	$(8.40)	$(6.61)

The following Class A common stock equivalents have been excluded from the computation of diluted net loss per common share as the effect would be antidilutive and reduce the net loss per common stock (shares in actuals):

	2022	2021
Series A preferred stock	-	4,646,698
2021 Bridge Debentures	-	6,759,642
Public and private warrants	10,378,750	-
Assumed warrants	1,905,853	1,905,853
Assumed options	2,965,500	2,965,500
Total antidilutive shares	15,250,103	16,277,693